Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 51,600	$ 46,051	$ 40,282
Cost of revenues:
Cost of revenues	13,773	12,714	11,423
Gross profit	37,827	33,337	28,859
Operating expenses:
Research and development	19,575	21,483	20,347
Less - royalty-bearing participation	736	762	537
Research and development, net	18,839	20,721	19,810
Sales and marketing	14,592	12,270	10,358
General and administrative	5,058	4,460	4,184
Total operating expenses	38,489	37,451	34,352
Operating loss	(662)	(4,114)	(5,493)
Financial income, net	4,557	2,016	354
Income (loss) before taxes on income	3,895	(2,098)	(5,139)
Taxes on income	(182)	(159)	(124)
Net income (loss)	$ 3,713	$ (2,257)	$ (5,263)
Basic net income (loss) per Ordinary Share (in Dollars per share)	$ 0.25	$ (0.16)	$ (0.37)
Diluted net income (loss) per Ordinary Share (in Dollars per share)	$ 0.24	$ (0.16)	$ (0.37)
Weighted average number of Ordinary Shares used in computing basic net income (loss) per Ordinary Share (in Shares)	15,098,642	14,525,449	14,124,404
Weighted average number of Ordinary Share used in computing basic and diluted net loss per Ordinary Share (in Shares)	15,297,947	14,525,449	14,124,404
Product [Member]
Revenues:
Revenues	$ 22,840	$ 18,997	$ 15,336
Cost of revenues:
Cost of revenues	5,662	5,471	5,543
Service [Member]
Revenues:
Revenues	28,760	27,054	24,946
Cost of revenues:
Cost of revenues	$ 8,111	$ 7,243	$ 5,880